Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
NOTE 12—Commitments and contingencies:

a.	Commitments:
Royalty commitments:
The Company is committed to pay royalties to owners of
know-how,
partners in alliances and other certain arrangements and to parties that financed research and development, at a wide range of rates as a percentage of sales or of the gross margin of certain products, as defined in the underlying agreements.
Royalty expenses in each of the years ended December 31, 2025, 2024 and 2023 were $740 million, $719 million and $543 million, respectively.
Milestone commitments:
Teva has committed to make potential future milestone payments to third parties under various agreements. These payments are contingent upon the occurrence of certain future events and, given the nature of these events, it is unclear when, if ever, Teva may be required to pay such amounts. As of December 31, 2025, if all development milestones and targets, for compounds in Phase 2 and more advanced stages of development, are achieved, the total contingent payments could reach an aggregate amount of up to $
104

million. Additional contingent payments are owed upon achievement of product approval or launch milestones.

b.	Contingencies
General
From time to time, Teva and/or its subsidiaries are subject to claims for damages and/or equitable relief arising in the ordinary course of business. In addition, as described below, in large part as a result of the nature of its business, Teva is frequently subject to litigation. Teva generally believes that it has meritorious defenses to the actions brought against it and vigorously pursues the defense or settlement of each such action.
Teva records a provision in its consolidated financial statements to the extent that it concludes that a contingent liability is probable and the amount thereof is reasonably estimable. Based upon the status of the cases described below, management’s assessments of the likelihood of damages, and the advice of legal counsel, no material provision has been made regarding any matter disclosed in this note, except as noted below. Litigation outcomes and contingencies are unpredictable, and substantial damages or other relief may be awarded. Accordingly, management’s assessments involve complex judgments about future events and often rely heavily on estimates and assumptions. Teva continuously reviews the matters described below and may, from time to time, remove previously disclosed matters where the exposures were fully resolved in the prior year, or determined to no longer meet the materiality threshold for disclosure, or were substantially resolved.
If one or more of such proceedings described below were to result in final judgments against Teva, such judgments could be material to its results of operations and cash flows in a given period. In addition, Teva incurs significant legal fees and related expenses in the course of defending its positions even if the facts and circumstances of a particular litigation do not give rise to a provision in the consolidated financial statements.
In connection with third-party agreements, Teva may, under certain circumstances, be required to indemnify, and may be indemnified by, in unspecified amounts, the parties to such agreements against third-party claims. Among other things, Teva’s agreements with third parties may require Teva to indemnify them, or require them to indemnify Teva, for the costs and damages incurred in connection with product liability claims.

Except as otherwise noted, all of the litigation matters disclosed below involve claims arising in the United States. Except as otherwise noted, all third-party sales figures given below are based on IQVIA data.
Intellectual Property Litigation
From time to time, Teva seeks to develop generic and biosimilar versions of patent-protected pharmaceuticals and biopharmaceuticals for sale prior to patent expiration in various markets. In the United States, to obtain approval for most generics prior to the expiration of the originator’s patents, Teva must challenge the patents under the procedures set forth in the Hatch-Waxman Act of 1984, as amended. For many biosimilar products that are covered by patents, Teva participates in the “patent dance” procedures of the Biologics Price Competition and Innovation Act (“BPCIA”), which allow for the challenge to originator patents prior to obtaining biosimilar product approval. To the extent that Teva seeks to utilize such patent challenge procedures, Teva is and expects to be involved in patent litigation regarding the validity, enforceability or infringement of the originator’s patents. Teva may also be involved in patent litigation involving the extent to which its product or manufacturing process techniques may infringe other originator or third-party patents.
Additionally, depending upon a complex analysis of a variety of legal and commercial factors, Teva may, in certain circumstances, elect to market a generic or biosimilar version of the product even though litigation is still pending. To the extent Teva elects to proceed in this manner, it could face substantial liability for patent infringement if the final court decision is adverse to Teva, which could be material to its results of operations and cash flows in a given period.
Teva could also be sued for patent infringement outside of the context of the Hatch-Waxman Act or BPCIA. For example, Teva could be sued for patent infringement after commencing sales of a product. This type of litigation can involve any of Teva’s pharmaceutical products, not just its generic and biosimilar products.
The general rule for damages in patent infringement cases in the United States is that the patentee should be compensated by no less than a reasonable royalty and it may also be able, in certain circumstances, to be compensated for its lost profits. The amount of a reasonable royalty award would generally be calculated based on the sales of the product. The amount of lost profits would generally be based on the lost sales of the patentee’s product. In addition, the patentee may seek consequential damages as well as enhanced damages of up to three times the profits lost by the patent holder for willful infringement, although courts have typically awarded much lower multiples.
Teva is also involved in litigation regarding patents in other countries where it does business, particularly in Europe. The laws concerning generic pharmaceuticals and patents differ from country to country. Damages for patent infringement in Europe may include lost profits or a reasonable royalty, but enhanced damages for willful infringement are generally not available.
In July 2014, GlaxoSmithKline (“GSK”) filed claims against Teva in the U.S. District Court for the District of Delaware for infringement of a patent directed to using carvedilol in a specified manner to decrease the risk of mortality in patients with congestive heart failure. Teva began selling its carvedilol tablets (the generic version of GSK’s Coreg
®
) in September 2007. A jury returned a verdict in GSK’s favor, which was initially overturned by the U.S. District Court for the District of Delaware. The Court of Appeals for the Federal Circuit reinstated the $235.5 million jury verdict, not including pre-
or post-judgment interest, finding Teva liable for patent infringement. The U.S. Supreme Court denied Teva’s appeal for a rehearing. On March 26, 2025, briefings were completed in the U.S. District Court for the District of Delaware on legal issues remaining in the case. In addition, certain equitable issues that were never presented in the 2017 jury trial will need to be resolved. In the fourth quarter of 2025, Teva updated its provision for the matter.

On April 30, 2018, Vanda sued Teva in the U.S. District Court for the District of Delaware asserting infringement of six Orange-Book listed patents expiring between January 2033 and May 2034 related to Vanda’s Hetlioz
®
. On May 10, 2023, the U.S. Appeals Court for the Federal Circuit affirmed the District Court’s earlier decision that had invalidated the four patents asserted by Vanda at trial and finding one of those patents had not been infringed by Teva’s product. The Supreme Court declined to review the case further. In December 2022, Teva launched its tasimelteon product (the generic version of Hetlioz
®
) following the District Court’s decision. Additionally, in December 2022, Vanda filed a second lawsuit on a new patent, and a second newly obtained patent was later added to this second case. The second case is now pending in the U.S. District Court for the District of Delaware, and Teva has counterclaims for non-infringement,
invalidity, and unenforceability of Vanda’s patents. Trial for this second case is currently set for August 3, 2026. Should Teva be found liable for patent infringement, it could be subject to monetary damages, and it could be enjoined from further sales of its tasimelteon product.
Product Liability Litigation
Teva’s business inherently exposes it to potential product liability claims. Teva maintains a program of insurance, which may include commercial insurance, self-insurance (including direct risk retention), or a combination of both types of insurance, in amounts and on terms that it believes are reasonable and prudent in light of its business and related risks. However, Teva sells, and will continue to sell, pharmaceuticals that are not covered by its product liability insurance; in addition, it may be subject to claims for which insurance coverage is denied, as well as claims that exceed its policy limits. Product liability coverage for pharmaceutical companies is becoming more expensive and increasingly difficult to obtain. As a result, Teva may not be able to obtain the type and amount of insurance it desires, or any insurance on reasonable terms, in certain or all of its markets.
Since July 2018, Teva and its subsidiaries have been parties to litigation relating to previously unknown nitrosamine impurities discovered in certain products. The nitrosamine impurities were allegedly found in the active pharmaceutical ingredient (“API”) supplied to Teva by multiple API manufacturers. Subsequently, Teva initiated recalls of losartan in April 2019 and metformin in June 2020, due to the presence of nitrosamine impurities.
Nitrosamine litigations remain pending in the United States related to Teva’s valsartan, losartan, metformin and ranitidine products. There are currently two Multi-District Litigations (“MDL”) pending against Teva and other manufacturers, including one MDL in the U.S. District Court for the District of New Jersey with respect to Teva’s valsartan and losartan products, and another MDL in the U.S. District Court for the Southern District of Florida related to Teva’s ranitidine products. The trial in the valsartan MDL has been postponed indefinitely, and discovery is paused indefinitely in the MDL with respect to the losartan claims against Teva. The claims against Teva and other generic manufacturers in the ranitidine MDL have been dismissed on preemption and other grounds, and are currently on appeal in the Eleventh Circuit Court of Appeals. Teva was dismissed from all ranitidine claims pending in Illinois based on preemption grounds, which plaintiffs have appealed. State court ranitidine cases naming Teva are also pending in coordinated proceedings in California and Pennsylvania.
Certain generic manufacturers, including Teva, have also been named in a small number of state court actions brought by single plaintiffs asserting allegations similar to those in the aforementioned valsartan MDL. All of these state court matters have been stayed, aside from a single case pending in New Jersey. Similar lawsuits are pending in Canada.

Teva was

also named in a consolidated proceeding pending in the U.S. District Court for the District of New Jersey brought by individuals and end payors seeking economic damages on behalf of purported classes of consumers and end payors who purchased Teva’s and other generic manufacturers’ metformin products. In December 2024, Teva reached a settlement on this matter that resolved all of the plaintiffs’ claims against Teva and the settlement agreement is awaiting court approval.
Teva has also been named as a defendant in product liability actions involving Paragard
®
, an Intrauterine device (“IUD”) product that Teva divested to Cooper Surgical in 2017, and those actions have been consolidated by the Judicial Panel on Multidistrict Litigation in the United States District Court for the Northern District of Georgia (“MDL Court”). The MDL plaintiffs generally brought failure to warn and design defect claims and alleged personal injuries stemming from breakage of the Paragard
®
IUD upon removal. Teva has asserted multiple defenses, including federal preemption, the learned intermediary doctrine, and lack of proximate causation, among others. In December 2025, the MDL Court granted in part and denied in part Teva’s motion for summary judgment on the basis of federal preemption. The first MDL bellwether trial commenced on January 20, 2026, with two additional bellwether trials scheduled thereafter. In addition to the MDL, a limited number of Paragard cases are pending in state courts.
Competition Matters
As part of its generic pharmaceuticals business, Teva has challenged a number of patents covering branded pharmaceuticals, some of which are among the most widely-prescribed and well-known drugs on the market. Many of Teva’s patent challenges have resulted in litigation relating to Teva’s attempts to market generic versions of such pharmaceuticals under the federal Hatch-Waxman Act. Some of this litigation has been resolved through settlement agreements in which Teva obtained a license to market a generic version of the drug, often years before the patents expire.
Teva and its subsidiaries have been named as defendants in cases that allege antitrust violations arising from such settlement agreements. The plaintiffs in these cases are usually direct and indirect purchasers of pharmaceutical products, some of whom assert claims on behalf of classes of all direct and indirect purchasers, and they typically allege that (i) Teva received something of value in exchange for an agreement to delay generic entry, and (ii) significant savings could have been realized if there had been no settlement agreement and generic competition had commenced earlier. These plaintiffs seek various forms of injunctive and monetary relief, including damages based on the difference between the brand price and what the generic price allegedly would have been and disgorgement of profits, which are often automatically tripled under the relevant statutes, plus attorneys’ fees and costs. The alleged damages generally depend on the size of the branded market and the length of the alleged delay, and can be substantial, potentially measured in multiples of the annual brand sales, particularly where the alleged delays are lengthy or branded drugs with annual sales in the billions of dollars are involved.
Teva believes that its settlement agreements are lawful and serve to increase competition, and has defended them vigorously. In Teva’s experience to date, these cases have typically settled for a fraction of the high end of the damages sought, although there can be no assurance that such outcomes will continue.
In June 2013, the U.S. Supreme Court held in Federal Trade Commission (“FTC”) v. Actavis, Inc. that a rule of reason test should be applied in analyzing whether such settlements potentially violate the federal antitrust laws. The Supreme Court held that a trial court must analyze each agreement in its entirety in order to determine whether it violates the U.S. antitrust laws. This test has resulted in increased scrutiny of Teva’s patent settlements, additional action by the FTC and state and local authorities, and an increased risk of liability in Teva’s currently pending antitrust litigations.

In December 2011, three groups of plaintiffs filed claims against Wyeth and Teva for alleged violations of the U.S. antitrust laws in connection with their November 2005 settlement of patent litigation involving extended-release venlafaxine (generic Effexor XR
®
). The cases were filed by a purported class of direct purchasers, a purported class of indirect purchasers and certain chain pharmacies in the U.S. District Court for the District of New Jersey. The plaintiffs claim that the settlement agreement between Wyeth and Teva unlawfully delayed generic entry. On August 19, 2025, the district court approved a settlement agreement between Teva and one group of plaintiffs (the indirect purchaser plaintiffs), while the case is proceeding with respect to the other plaintiffs. Annual sales of Effexor XR
®
were approximately

$
2.6
 billion at the time of settlement and at the time Teva launched its generic version of Effexor XR
®
in July 2010.
In February 2012, two purported classes of direct-purchaser plaintiffs filed claims against GSK and Teva in the U.S. District Court for the District of New Jersey for alleged violations of the antitrust laws in connection with their February 2005 settlement of patent litigation involving lamotrigine (generic Lamictal
®
). The plaintiffs claimed that the settlement agreement unlawfully delayed generic entry and sought unspecified damages. In February 2023, a number of direct purchasers who were denied class certification filed suit as individual plaintiffs, which action was transferred to the U.S. District Court for the District of New Jersey. Discovery of the newly added individual plaintiffs is ongoing. Annual sales of Lamictal
®
were approximately $950 million at the time of the settlement and approximately $2.3 billion at the time Teva launched its generic version of Lamictal
®
in July 2008.
In April 2013, purported classes of direct purchasers and indirect purchasers of Niaspan
®
(extended-release niacin) filed claims against Teva and Abbott for violating the antitrust laws by entering into a settlement agreement in April 2005 to resolve patent litigation over the product. A multidistrict litigation has been established in the U.S. District Court for the Eastern District of Pennsylvania. Throughout 2015 and in January 2016, several individual direct-purchaser opt-out
plaintiffs filed complaints with allegations nearly identical to those of the direct purchasers’ class. On April 24, 2023, the U.S. District Court’s denial of the indirect purchasers’ motion for class certification was affirmed by the Court of Appeals for the Third Circuit, and on June 5, 2023, the Court of Appeals denied the indirect purchasers’ petition for re-hearing.
The litigation remains ongoing. In October 2016, the District Attorney for Orange County, California, filed a similar complaint in California state court, alleging violations of state law and seeking restitution and civil penalties. The California state court case remains stayed. Annual sales of Niaspan
®
were approximately $416 million at the time of the settlement and approximately $1.1 billion at the time Teva launched its generic version of Niaspan
®
in September 2013.
In November 2020, the European Commission issued a final decision in its proceedings against both Cephalon and Teva, finding that the 2005 settlement agreement between the parties hindered the entry of generic modafinil and imposed fines totaling
 60.5
million euros on Teva and Cephalon, potentially subject to post-decision interest. Teva and Cephalon filed an appeal against the decision in February 2021, and a judgment was issued on October 18, 2023 rejecting Teva’s appeal. A provision for this matter was included in the financial statements. On January 4, 2024, Teva appealed the October 2023 judgment to the European Court of Justice, and on October 23, 2025, the European Court of Justice issued its judgment, dismissing Teva’s appeal. In December 2025, Teva paid the European Commission the full amount of the fine plus post-decision interest and the case is now closed.
Between September 2021 and April 2022, several private plaintiffs including retailers and health insurance providers filed claims in various courts against Teva and certain other defendants related to various medicines used to treat HIV, which were all removed and/or consolidated into the U.S. District Court for the Northern District of California. As they relate to Teva, the lawsuits challenged settlement agreements Teva entered into with Gilead in 2013 and/or 2014 to resolve patent litigation relating to Teva’s generic versions of Viread
®
and/or Truvada
®
and Atripla
®
, although plaintiffs later abandoned any claim for damages relating to the Viread
®
settlement. In May 2023, Teva and Gilead reached a settlement agreement with the retailer plaintiffs and Teva recognized a provision for this matter based on such settlement. On June 30, 2023, the jury in the trial against the remaining plaintiffs issued a verdict in favor of Teva and Gilead, rejecting all of the remaining plaintiffs’ claims, and on February 12, 2024, the court entered a judgment consistent with the jury verdict as to all claims against Teva. The plaintiffs appealed to the U.S. Court of Appeals for the Ninth Circuit, and oral argument on the appeal occurred on October 9, 2025. A decision remains pending. Annual sales in the United States at the time of the settlement of Viread
®
, Truvada
®
and Atripla
®
were approximately $582 million, $2.4 billion, and $2.9 billion, respectively. Annual sales in the United States at the time Teva launched its generic version of Viread
®
in 2017, Truvada
®
in 2020 and Atripla
®
in 2020 were approximately $728 million, $2.1 billion and $444 million, respectively.
On October 31, 2024, the European Commission, following a formal antitrust investigation and issuing preliminary allegations, announced its final decision, alleging that Teva had engaged in anticompetitive practices with respect to COPAXONE in certain European member states by (i) filing and withdrawing certain divisional patents, and (ii) raising concerns about competitors’
follow-on
versions of COPAXONE. The decision also includes a fine of
 462.6
million euros, potentially subject to post-decision interest. In January 2025, Teva filed an appeal against the decision with the General Court of the European Union, and that appeal remains pending. In accordance with Accounting Standards Codification 450 “Accounting for Contingencies,” Teva recognized a provision in its financial statements in the third quarter of 2024, based on management’s best estimate of the outcome within a range of outcomes for the final resolution of this case. Teva has provided the European Commission with surety underwritten guarantees in an amount of
 462.6
million euros, together with specified post-decision interest, to cover the fine amount. Certain generic competitors in Europe have also brought similar antitrust claims against Teva in Germany and in the Netherlands, which have been stayed. Teva could face additional claims from generic competitors, payors, or other private plaintiffs in Europe related to this matter.
On June 29, 2021, Mylan Pharmaceuticals (“Mylan”) filed claims against Teva in the U.S. District Court for the District of New Jersey. On March 11, 2022 and March 15, 2022, purported purchasers of COPAXONE filed claims against Teva in the U.S. District Court for the District of New Jersey on behalf of themselves and similarly situated direct and indirect purchasers of COPAXONE. On August 22, 2022, additional purported purchasers of COPAXONE sued Teva in the U.S. District Court for the District of Vermont on behalf of themselves and similarly situated indirect purchasers of COPAXONE. The complaints variously assert claims for alleged violations of the Lanham Act, state and federal unfair competition and monopolization laws, tortious interference, trade libel, and a violation of the Racketeer Influenced and Corrupt Organizations Act (“RICO Act”). Additionally, plaintiffs claim Teva was involved in an unlawful scheme to delay and hinder generic competition concerning COPAXONE sales. Plaintiffs seek damages for lost profits and expenses, disgorgement, restitution, treble damages, attorneys’ fees and costs, and injunctive relief. Teva moved to dismiss all of the complaints, and on January 22, 2024, Teva’s motion to dismiss the complaint in the District of Vermont was granted as to certain state law claims but was otherwise denied. On February 27, 2025, the Special Master in the District of New Jersey (the “Special Master”) issued reports and recommendations on Teva’s motions to dismiss the direct purchaser plaintiffs’ (“DPP”) complaint and the Mylan complaint, recommending dismissal of several aspects of the plaintiffs’ respective claims and allowing others to proceed. Mylan filed an objection with the District Court to certain of the Special Master’s recommendations for dismissal, which remains pending. On May 30, 2025, the DPPs filed an amended complaint, which drops its class allegations and adds several new direct purchaser plaintiffs. Teva submitted its renewed motion to dismiss certain of DPPs’ allegations to the Special Master for resolution, which is fully briefed and remains pending. On August 7, 2025, the Special Master issued a report and recommendation on Teva’s motion to dismiss the indirect purchasers’ complaint, recommending dismissal of several aspects of the plaintiffs’ claims and allowing others to proceed. On October 20, 2025, the indirect purchasers filed an amended complaint similar to the DPPs’ amended complaint, and Teva submitted its renewed motion to dismiss those allegations on November 13, 2025. On April 3, 2025, Walgreen Co., The Kroger Co., Albertsons Companies, Inc., and
H-E-B,
L.P. (“Retailers”), as
opt-outs
of the

purported DPP class in the District of New Jersey, filed a complaint against Teva in the District of Vermont alleging claims similar to those filed by other plaintiffs and asserting a claim under the Sherman Act. On September 24, 2025, the Vermont court granted Teva’s motion to transfer the Retailers’ case to the District Court for the District of New Jersey, where it has been consolidated with the other pending cases for pretrial purposes.
On July 15, 2021, the U.K. Competition and Markets Authority (“CMA”) issued a decision imposing fines for breaches of U.K. competition law by Allergan, Actavis UK, Auden Mckenzie and a number of other companies in connection with the supply of 10mg and 20mg hydrocortisone tablets in the U.K. The decision combines the CMA’s three prior investigations into the supply of hydrocortisone tablets in the U.K., as well as the CMA’s subsequent investigation relating to an alleged anticompetitive agreement with Waymade. On January 9, 2017, Teva completed the sale of Actavis UK to Accord Healthcare Limited, in connection with which Teva agreed to indemnify Accord Healthcare for potential fines imposed by the CMA and/or damages awarded by a court against Actavis UK in relation to two of the three statements of objection from the CMA (dated December 16, 2016 and March 3, 2017), and resulting from conduct prior to the closing date of the sale. In addition, following Teva’s acquisition of the Actavis generics business from Allergan, Teva agreed to indemnify Allergan against losses arising from this matter in the event of any such fines or damages. On October 6, 2021, Accord UK (previously Actavis UK) and Auden Mckenzie appealed to the U.K. Competition Appeal Tribunal (the “Tribunal”) the CMA’s decisions that the prices of hydrocortisone were unfair and excessive and that the agreements amounted to infringements of the U.K.’s Competition Act as so-called
pay-for-delay
arrangements. The Tribunal handed down partial judgments on September 18, 2023 (judgment on unfair pricing), March 8, 2024 (judgments on pay-for-delay
and due process) and April 29, 2024 (judgment on fines). On September 6, 2024, the U.K. Court of Appeal overturned the Tribunal’s judgment on due process and, as a result, the Tribunal will consider and issue a further judgment on fines. In March 2025, the Tribunal gave Accord UK and Auden Mckenzie permission to appeal to the Court of Appeal certain other issues relating to unfair pricing and fines. Those appeals have been filed and remain pending. A provision for the estimated exposure for Teva related to the fines and/or damages has been recorded in the financial statements.
In November 2022, two complaints filed by plaintiffs purporting to represent retailer purchasers and a putative class of end-payor
purchasers were filed in the U.S. District Court for the District of New Jersey against Teva and its marketing partner Natco Pharma Limited (“Natco”) alleging violations of the antitrust laws in connection with their December 2015 settlement of patent litigation with Celgene Corporation (which was subsequently acquired by BMS) involving the drug Revlimid
®
(lenalidomide). The complaints also name Celgene and BMS as defendants. On January 24, 2023, the complaints were consolidated for pre-trial
purposes only with an earlier-filed, already consolidated action filed against BMS and Celgene. On February 16, 2023, plaintiffs filed amended complaints adding additional plaintiffs. Additionally, on October 6, 2023, two individual payor plaintiffs brought claims similar to those described above in the U.S. District Court for the Northern District of California, which were consolidated with the pending consolidated actions and transferred to the U.S. District Court for the District of New Jersey. On June 6, 2024, the court granted in full Celgene’s motion to dismiss the Insurer
Opt-Out
Action, but allowed plaintiffs leave to amend most of their claims. The court had previously administratively terminated Teva’s, Natco’s, and Celgene’s motions to dismiss the retailer and end-payor
complaints pending the decision on the Insurer
Opt-Out
Action. On August 5, 2024, plaintiffs filed amended complaints to which the defendants subsequently filed motions to dismiss, which remain pending. On December 16, 2024, five individual Insurer Opt Out plaintiffs, each of whom had added Teva and Natco as defendants in the Insurer Amended Complaint filed on August 5, 2024, filed new standalone complaints adding no new substantive allegations and naming Teva, Natco and others as defendants. Annual sales of Revlimid
®
in the United States were approximately $3.5 billion at the time of the settlement.
On December 2, 2022, plaintiffs purporting to represent putative classes of indirect purchasers of EpiPen
®
(epinephrine injection) and NUVIGIL
®
(armodafinil) filed a complaint in the U.S. District Court for the District of Kansas against Teva, Cephalon, and a former Teva executive. Teva owns the New Drug Application (“NDA”) for NUVIGIL and sold the brand product, for which generic entry occurred in 2016. Teva filed an Abbreviated New Drug Application (“ANDA”) to sell generic EpiPen
®
, which Teva launched in 2018 following receipt of FDA approval. The complaint alleges, among other things, that the defendants violated federal antitrust laws, the RICO Act, and various state laws in connection with settlements resolving patent litigation relating to those products. Plaintiffs seek injunctive relief, compensatory and punitive damages, interest, attorneys’ fees and costs. On September 26, 2023, plaintiffs filed a brief in which plaintiffs limited their claims only to those relating to the alleged delay of generic NUVIGIL. On March 26, 2024, the court dismissed plaintiffs’ RICO claims and certain state law claims but denied Teva’s motion to dismiss plaintiffs’ antitrust claims. On June 14, 2024, the court entered orders bifurcating discovery and limiting the first phase to the question of the timeliness of plaintiffs’ claims. Substantially similar complaints were filed in the U.S. District Courts for the Central District of California and the Eastern District of New York on June 19, 2025 and June 23, 2025, respectively. On July 28, 2025 and December 12, 2025, the Eastern District of New York and Central District of California courts granted Teva’s motions to transfer the respective cases to the District of Kansas. Annual sales of NUVIGIL in the United States were approximately

$
300
 million at the time Teva entered into the first settlement with an ANDA filer in 2012.
In May 2023, certain
end-payor
plaintiffs filed putative class action complaints in the U.S. District Court for the District of Massachusetts against Teva and a number of its affiliates, alleging that Teva engaged in anticompetitive conduct to suppress generic competition to its branded QVAR asthma inhalers in violation of state and federal antitrust laws and state consumer protection laws. The court dismissed plaintiffs’ claim that Teva had engaged in “sham litigation” and certain of plaintiffs’ state antitrust and consumer protection claims, but permitted the case to proceed on the remainder of plaintiffs’ allegations. Teva recognized a provision for this matter in 2025. On August 4, 2025, the parties informed the court that they had reached a settlement in principle, which was subsequently finalized and filed, and is awaiting preliminary approval by the Court.
In September, October, and December 2025, private plaintiffs representing (i) a putative class of end-payor
purchasers, (ii) a putative class of direct purchasers; (iii) Walgreen Co., The Kroger Co., Albertsons Companies, Inc., HEB, L.P., and Supervalu, Inc., and (iv) CVS Pharmacy, Inc., filed complaints in the United States District Court for the District of Rhode Island against Bausch Health Companies Inc., Teva, and their related entities. In December 2025, certain of the plaintiff groups identified above filed an amended complaint. The operative complaints allege violations of the antitrust laws and various state laws in connection with the companies’ September 2018 settlement of patent litigation concerning the drug Xifaxan
®
(rifaximin). Plaintiffs seek declaratory and injunctive relief, treble damages, attorneys’ fees, and costs of suit. On January 28, 2026, the putative class of end-payor purchasers voluntarily dismissed their claims without prejudice. Annual sales of Xifaxan
®
were approximately $
1.5
 billion at the time of the settlement.
Government Investigations and Litigation Relating to Pricing and Marketing
Teva is involved in government investigations and litigation arising from the marketing and promotion of its pharmaceutical products in the United States.
In 2015 and 2016, Actavis and Teva USA each respectively received subpoenas from the U.S. Department of Justice (“DOJ”) Antitrust Division seeking documents and other information relating to the marketing and pricing of certain Teva USA generic products and communications with competitors about such products. On August 25, 2020, a federal grand jury in the Eastern District of Pennsylvania returned a three-count indictment charging Teva USA with criminal felony Sherman Act violations. On August 21, 2023, Teva USA entered into a
3-year
deferred prosecution agreement (“DPA”) with the DOJ. Under the terms of the DPA, Teva USA: (i) admitted to violating the antitrust laws by agreeing with competitors, in three instances between 2013 and 2015 involving three separate customers, not to bid on an opportunity to supply a customer with a particular generic product (in the first instance pravastatin, in the second clotrimazole, and in the third tobramycin); (ii) agreed to divest the pravastatin that it sells in the United States to a third-party buyer; (iii) agreed to donate $50 million worth of clotrimazole and tobramycin, valued at wholesale acquisition cost (“WAC”), to humanitarian organizations over five years; and (iv) agreed to pay a fine in the amount of $225 million over 5 years, with $22.5 million due each year from 2024 through 2027, and $135 million due in 2028. Teva recognized a provision for the resolution of this case and divested pravastatin in November 2024 pursuant to the DPA.
In May 2018, Teva received a civil investigative demand from the DOJ Civil Division pursuant to its investigation concerning allegations that generic pharmaceutical manufacturers, including Teva, engaged in market allocation and/or price-fixing agreements, paid illegal remuneration, and caused false claims to be submitted in violation of the False Claims Act. On October 10, 2024, Teva entered into a settlement agreement with the Civil Division to resolve these allegations. Under the terms of the settlement, which includes no admission of wrongdoing, Teva is required to pay $25 million, consisting of $10 million that was paid in the fourth quarter of 2024 and $15 million that was paid in January 2026. Teva has recognized a provision for the resolution of this matter.
In 2015 and 2016, Actavis and Teva USA each respectively received a subpoena from the Connecticut Attorney General seeking documents and other information relating to potential state antitrust law violations. On December 15, 2016, and as subsequently amended, a civil action was brought by the attorneys general of 49 states, as well as the District of Columbia and Puerto Rico, which includes claims against both Actavis and Teva. On May 10, 2019, and as subsequently amended, most of these attorneys general filed another antitrust complaint against Actavis, Teva and other companies and individuals alleging that Teva was at the center of a conspiracy in the generic pharmaceutical industry and asserting that Teva and others allegedly fixed prices, rigged bids, and allocated customers and market share with respect to certain products. The second complaint was amended on November 22, 2024, to add California as a plaintiff as well as to add additional defendants. On June 10, 2020, most of the same states, with the addition of the U.S. Virgin Islands, filed a separate, third complaint in the U.S. District Court for the District of Connecticut naming, among other defendants, Actavis, in a similar complaint relating to dermatological generic products, and that complaint was later amended to, among other things, add California as a plaintiff.
For the complaints described above, which also include claims against certain former employees of Actavis and Teva USA, the states seek a finding that the defendants’ actions violated federal antitrust law and state antitrust and consumer protection laws, as well as injunctive relief, disgorgement, damages on behalf of various state and governmental entities and consumers, civil penalties and costs. In April 2024, all three of the attorneys general’s lawsuits were transferred back to the U.S. District Court for the District of Connecticut where they were originally filed, and fact discovery in all three complaints was completed in 2025. In November and December 2025, the court denied defendants’ joint motions for summary judgment in the attorney general’s third complaint, and additional motions filed by each defendant (including Actavis) in defendant-specific motions, as well as an additional joint motion, remain pending.
In addition, for the complaints described above, Teva has settled with the states of Mississippi (in June 2021), Louisiana (in March 2022), Georgia (in September 2022), Arkansas (in October 2022), Florida (in February 2023), Kentucky (in June 2023), South Dakota (in June 2024), and New Mexico (in June 2024). Teva paid each state an amount proportional to its share of the national population (approximately $1,000,000 for each 1% share of the national population), and such states have dismissed their claims against Actavis and Teva USA, as well as certain former employees of Actavis and Teva USA, pursuant to these settlements. These settlements, in addition to the status of negotiations with several other U.S. state attorneys general to settle on comparable terms, caused management to consider settlement of the claims filed by the remaining attorneys general to be probable, and management recorded an estimated provision in the third quarter of 2022. In the second quarter of

2025, Teva updated the provision based on recent developments in its ongoing negotiations with certain remaining U.S. state attorneys general. The States of Alabama (in March 2022) and Hawaii (in August 2023) and the territories of American Samoa (in July 2020) and Guam (in February 2023) have all voluntarily dismissed all of their claims in the litigation against Actavis and Teva USA. The dismissals by Alabama, Hawaii and Guam were with prejudice and the dismissal by American Samoa was without prejudice.
Beginning on March 2, 2016, and through June 2025, numerous complaints have been filed in the United States on behalf of putative classes of direct and indirect purchasers of several generic drug products, as well as several individual direct and indirect purchaser opt-out
plaintiffs, including most recently a complaint filed by an indirect opt out plaintiff on December 2, 2025. All such complaints (other than the December 2025 complaint, as detailed below) have been transferred to the generic drug multidistrict litigation in the Eastern District of Pennsylvania (“Pennsylvania MDL”). These complaints have been brought against various manufacturer defendants, including Teva USA and Actavis, alleging that these defendants engaged in conspiracies to fix prices and/or allocate market share of generic products, and generally seeking injunctive relief and damages under federal antitrust law, as well as damages under various state laws. With limited exceptions, all fact discovery in the Pennsylvania MDL was completed in December 2025. The Pennsylvania MDL court had proposed holding a bellwether trial on a single drug, starting in August 2025, in a case in which Actavis (but not Teva) is a defendant. However, on June 17, 2025, the United States Court of Appeals for the Third Circuit gave defendants permission to immediately appeal the District Court’s prior grants of class certification as to the bellwether trial on that single drug, and the Pennsylvania MDL court thereafter stayed the trial in the bellwether case against Actavis, in light of that Third Circuit ruling. Briefing on the appeal was completed in December 2025. The Pennsylvania MDL court has since selected two additional bellwethers: Humana Inc.’s (“Humana”) indirect opt-out
case, involving claims on various drugs, and a case filed by a putative class of indirect reseller plaintiffs (“IRPs”) involving claims on a single drug (pravastatin). Under the current case schedule, the Humana bellwether case is set for trial starting in September 2026, and the IRP bellwether case is set for trial starting in December 2026. The Pennsylvania MDL court has selected three additional bellwethers: The Kroger Co., a direct opt-out
case; Cigna Corp., an indirect
opt-out
case; and CVS Pharmacy Inc., a direct
opt-out
case, but no trial dates have been set for those bellwethers.
From 2019 to 2021, certain individual plaintiffs commenced civil actions in the Pennsylvania Court of Common Pleas of Philadelphia County against many of the defendants in the Pennsylvania MDL, including Teva and Actavis. Following defendants’ request, the cases filed in the Court of Common Pleas of Philadelphia County have all been placed in deferred status. One plaintiff, Aetna Inc., filed a complaint in Connecticut state court on December 30, 2024. Certain counties in New York and Texas have also commenced civil actions against many of the defendants in the Pennsylvania MDL, including Teva and Actavis, and the complaints have been transferred to the Pennsylvania MDL. On March 14, 2025 and June 9, 2025, respectively, Walmart Inc. and Southwest Airlines, Inc. filed lawsuits against various manufacturers, including Teva and Actavis, in the Eastern District of Pennsylvania which has been transferred to the Pennsylvania MDL. On May 19, 2025, New York Quality Healthcare Corporation filed a lawsuit against various manufacturers, including Teva and Actavis, in New York Supreme Court, County of New York. On December 2, 2025, AT&T Services, Inc. filed a lawsuit against various manufacturers, including Teva and Actavis, in the Eastern District of Pennsylvania, and that action has been transferred to the Pennsylvania MDL.
There is also one similar complaint brought in Canada, which is in its early stages and alleges that the defendants engaged in conspiracies to fix prices and/or allocate market share of generic drug products to the detriment of a class of private payors. The court held a class certification hearing in October 2025 and a decision remains pending.

In March 2017, Teva received a subpoena from the U.S. Attorney’s office in Boston, Massachusetts requesting documents related to Teva’s donations to patient assistance programs. In August 2020, the U.S. Attorney’s office in Boston, Massachusetts brought a civil action in the U.S. District Court for the District of Massachusetts alleging causes of action under the federal False Claims Act and for unjust enrichment (the “DOJ PAP Complaint”). It was alleged that Teva’s donations to certain 501(c)(3) charities that provided financial assistance to multiple sclerosis patients violated the Anti-Kickback Statute. On October 10, 2024, Teva entered into a settlement agreement with the DOJ to resolve these claims. Under the terms of the settlement, which includes no admission of wrongdoing, Teva is required to pay $425 million over 6 years – $19 million was paid in December 2024, $34 million was paid in January 2026, $49 million is due to be paid in each of December 2026 and December 2027, $99 million is due to be paid in December 2028, and $175 million is due to be paid in December 2029. The case was dismissed with prejudice on November 19, 2024. Teva has recognized a provision for the resolution of this case. Additionally, on January 8, 2021, Humana filed an action against Teva in the U.S. District Court for the Middle District of Florida based on the allegations raised in the DOJ PAP Complaint. On April 29, 2025, the court granted Teva’s motion to dismiss. On May 28, 2025, Humana re-filed
the case in Kentucky circuit court, alleging the same facts alleged in the Florida district court action. On July 29, 2025, Teva filed a motion to dismiss, which the court granted in part and denied in part on January 15, 2026, leaving only claims for breach of various rebate agreements remaining. On November 17, 2022, United Healthcare filed an action against Teva in the U.S. District Court for the District of New Jersey based on the conduct alleged in the DOJ PAP Complaint, followed by an amended complaint filed on February 29, 2024. On March 28, 2025, Teva moved for summary judgment limited to the statute of limitations defense as per the court’s order, and that motion is pending.
In April 2021, a city and county in Washington filed claims against Teva in the U.S. District Court for the Western District of Washington for alleged violations of the RICO Act, Washington’s Consumer Protection Act, and unjust enrichment concerning Teva’s sale of COPAXONE. Plaintiffs purport to represent a nationwide class of health plans and a subclass of Washington-based health plans that purchased and/or reimbursed health plan members for COPAXONE. Plaintiffs allege that Teva engaged in several fraudulent schemes that resulted in plaintiffs and the putative class members purchasing and/or reimbursing plan members for additional prescriptions of COPAXONE and/or at inflated COPAXONE prices. Plaintiffs seek treble damages for the excess reimbursements and inflated costs, as well as injunctive relief. On November 17, 2021, Teva moved to dismiss the suit on the grounds that plaintiffs’ claims are barred by the applicable statutes of limitations and the direct purchaser rule, suffer from jurisdictional defects, and fail to plausibly allege fraud or other elements of their claims. On March 9, 2023, the court held a hearing on the motion to dismiss, and a decision remains pending. On June 27, 2025, Teva filed a motion to lift the stay of discovery. That motion is fully briefed and remains pending.
On December 1, 2022, Teva received a civil subpoena from the U.S. Attorney’s office in Boston, Massachusetts requesting certain documents related to the sale and marketing of AUSTEDO and risperidone LAI. Teva is cooperating with the request for documents and information.
In June 2024, Teva received a civil investigative demand from the Federal Trade Commission (“FTC”) seeking documents and information regarding an investigation related to patents listed in the Food and Drug Administration’s Approved Drug Products with Therapeutic Equivalence Evaluations publication (“Orange Book”) in connection with certain inhaler products. Teva is cooperating with the request for documents and information.
On October 1, 2024, Teva received a civil investigative demand from the U.S. Attorney’s office in Boston, Massachusetts and the Civil Division of the Department of Justice requesting certain documents and information related to the manufacturing practices at its former manufacturing facility in Irvine, California, which Teva closed in 2022. Teva is cooperating with the request for documents and information.

Opioids

Litigation
Since May 2014, more than 3,500 complaints have been filed by various governmental agencies and private plaintiffs in U.S. state and federal courts with respect to opioid sales and distribution against various Teva affiliates and several other pharmaceutical companies, the vast majority of which have been resolved. Cases brought by third party payers, both as individual cases and as class actions, remain. The majority of the remaining cases are consolidated in the multidistrict litigation in the Northern District of Ohio (the “MDL Opioid Proceeding”). These cases assert claims under similar provisions of different state laws and generally allege that the defendants engaged in improper marketing and distribution of Teva’s branded opioids, including ACTIQ
®
and FENTORA
®
, and also assert claims related to Teva’s generic opioid products.
In addition, over 950 personal injury plaintiffs, including various putative class actions of individuals, have asserted personal injury and wrongful death claims in over 600 complaints, nearly all of which are consolidated in the MDL Opioid Proceeding. Furthermore, approximately 100 personal injury complaints allege that Anda (in addition to naming other distributors and manufacturers) failed to develop and implement systems sufficient to identify suspicious orders of opioid products and prevent their abuse and diversion. Plaintiffs seek a variety of remedies, including restitution, civil penalties, disgorgement of profits, treble damages, non-economic
damages, attorneys’ fees and injunctive relief. Certain plaintiffs seek damages for all costs associated with addressing the abuse of opioids and opioid addiction and certain plaintiffs specify multiple billions of dollars in the aggregate as alleged damages. In many of these cases, plaintiffs are seeking joint and several damages among all defendants. All but a handful of these cases are stayed in the MDL Opioid Proceedings.
In June 2023, Teva finalized and fully resolved its nationwide settlement agreement with the states and litigating subdivisions. Under the financial terms of the nationwide settlement agreement with the states and subdivisions, Teva will pay up to $4.25 billion (including the already settled cases), spread over 13 years. This total includes the supply of up to $1.2 billion of Teva’s generic version of Narcan
®
(naloxone hydrochloride nasal spray), valued at wholesale acquisition cost, over 10 years or cash at 20% of the wholesale acquisition cost ($240 million) in lieu of product.
Teva has settled claims brought by 100% of the U.S. states and their litigating political subdivisions, the Native American tribes (the “Tribes”), and approximately 500 U.S. hospitals and other healthcare providers asserting opioid-related claims, including public nuisance. Teva’s estimated cash payments between 2025 and 2029 for all opioids settlements are: $412 million paid in 2025, $378 million payable in 2026; $364 million payable in 2027; $415 million payable in 2028; and $339 million payable in 2029. These payments are subject to change based on various factors including, but not limited to, timing of payments, most favored nations clauses associated with prior settlements, and the states’ elections to take Teva’s generic version of Narcan
®
(naloxone hydrochloride nasal spray). The remaining payments, subject to adjustments, will be paid beyond 2030.
In light of the nationwide settlement agreement between Teva and the States’ Attorneys General and their subdivisions, Teva’s indemnification obligations arising from Teva’s acquisition of the Actavis Generics business for opioid-related claims, prior settlements reached with Louisiana, Texas, Rhode Island, Florida, San Francisco, West Virginia, New York, the Tribes, Nevada and the City of Baltimore, the agreement with the hospitals discussed above, as well as an estimate for a number of items including, but not limited to, costs associated with administering injunctive terms, and most favored nations clauses associated with prior settlements, the Company has recorded a provision. The provision is a reasonable estimate of the ultimate costs for Teva’s opioids settlements, after discounting payments to their net present value. Opioid-related lawsuits brought against Teva by dozens of third-party payers, such as unions and welfare funds, remain pending. A reasonable upper end of a range of loss cannot be determined for the entirety of the remaining opioid-related cases. An adverse resolution of any of these lawsuits or investigations may involve large monetary penalties, damages, and/or other forms of monetary and non-monetary
relief and could have a material and adverse effect on Teva’s reputation, business, results of operations and cash flows.
In addition, Teva, certain of its subsidiaries and other defendants, are defending claims and putative class action lawsuits in Canada related to the manufacture, sale, marketing and distribution of opioid medications. The lawsuits include: (i) a claim brought by the Province of British Columbia on behalf of itself and a putative class of other federal and provincial governments, (ii) claims of municipalities, (iii) claims on behalf of various First Nations groups, and (iv) consumer class actions on behalf of persons who used opioids on behalf of themselves and putative classes. On January 22, 2025, the British Columbia Supreme Court certified the class of federal and provincial governments. Defendants appealed this decision, a hearing on this appeal was held in December 2025, and a decision remains pending. The court in Quebec certified the class in the consumer class action in 2024 (and denied leave to appeal), and the court in Ontario scheduled a certification hearing for an additional consumer class for March 2026. Other Canadian opioid actions remain in their preliminary stages.
Shareholder Litigation
In November and December 2016, two putative securities class actions were filed in the U.S. District Court for the Central District of California against Teva and certain of its current and former officers and directors, which were subsequently consolidated and transferred to the U.S. District Court for the District of Connecticut (the “Ontario Teachers Securities Litigation”). On December 13, 2019, the lead plaintiff filed an amended complaint, purportedly on behalf of purchasers of Teva’s securities between February 6, 2014 and May 10, 2019, asserting that Teva and certain of its current and former officers and directors violated federal securities and common laws in connection with Teva’s alleged failure to disclose pricing strategies for various drugs in its generic drug portfolio and by making allegedly false or misleading statements in certain offering materials. From July 2017 to June 2019, other putative securities class actions were filed in other federal courts based on similar allegations and claims, and were transferred to the U.S. District Court for the District of Connecticut. Between August 2017 and January 2022, twenty-three complaints were filed against Teva and certain of its current and former officers and directors on behalf of plaintiffs in various forums across the country, and many of those plaintiffs had
“opted-out”
of the Ontario Teachers Securities Litigation. On January 18, 2022, Teva entered into a settlement in the Ontario Teachers Securities Litigation for $420 million, which received final approval from the court on June 2, 2022. The vast majority of the total settlement amount was covered by the Company’s insurance carriers, with a small portion contributed by Teva. Additionally, as part of the settlement, Teva admitted no liability and denied all allegations of wrongdoing. Additionally, Teva has settled the majority of the
“opt-out”
claims including a class settlement with shareholders in Israel, and one opt-out
case remains pending in the U.S.
On September 23, 2020, a putative securities class action was filed in the U.S. District Court for the Eastern District of Pennsylvania against Teva and certain of its former officers. On August 10, 2021, the lead plaintiff filed a corrected amended class action complaint, purportedly on behalf of persons who purchased or otherwise acquired Teva securities between October 29, 2015 and August 18, 2020. The corrected amended complaint alleges that Teva and certain of its current and former officers violated federal securities laws by allegedly making false and misleading statements regarding the commercial performance of COPAXONE, namely, by failing to disclose that Teva had allegedly caused the submission of false claims to Medicare through Teva’s donations to bona fide independent charities that provide financial assistance to patients, which allegedly impacted COPAXONE’s commercial success and the sustainability of Teva’s revenues and resulted in the DOJ PAP Complaint filed by the DOJ. The corrected amended complaint seeks unspecified damages and legal fees. On November 3, 2023, the court granted plaintiff’s motion for class certification, to which Teva filed a petition with the Third Circuit Court of Appeals for leave to appeal, which was denied on May 16, 2024. A motion to approve a securities class action was also filed in September 2022 in the Central District Court in Israel, which has been stayed pending the U.S. litigation, with similar allegations to those made in the above complaint filed in the U.S. District Court for the Eastern District of Pennsylvania.

Environmental Matters
Teva or its subsidiaries are party to a number of environmental proceedings, or have received claims, including under the federal Superfund law or other federal, provincial or state and local laws, imposing liability for alleged noncompliance, or for the investigation and remediation of releases of hazardous substances and for natural resource damages. Many of these proceedings and claims seek to require the generators of hazardous wastes disposed of at a third party-owned site, or the party responsible for a release of hazardous substances, including per-and
polyfluoroalkyl substances (PFAS), that impacted a site, to investigate and clean the site or to pay or reimburse others for such activities, including for oversight by governmental authorities and any related damages to natural resources. Teva or its subsidiaries have received claims, or been made a party to these proceedings, along with others, as an alleged generator of waste disposed of or treated at third-party waste disposal sites, or as a result of an alleged release from one of Teva’s facilities or former facilities.
Although liability among the responsible parties, under certain circumstances, may be joint and several, these proceedings are frequently resolved so that the allocation of clean-up
and other costs among the parties reflects the relative contributions of the parties to the site conditions and takes into account other pertinent factors. Teva’s potential liability varies greatly at each site; for some sites the costs of the investigation, clean-up
and natural resource damages have not yet been determined, and for others Teva’s allocable share of liability has not been determined. At other sites, Teva has taken an active role in identifying those costs, to the extent they are identifiable and estimable, which do not include reductions for potential recoveries of clean-up
costs from insurers, indemnitors, former site owners or operators or other potentially responsible parties. In addition, enforcement proceedings relating to alleged violations of federal, state, commonwealth or local requirements at some of Teva’s facilities may result in the imposition of penalties (in amounts not expected to materially adversely affect Teva’s results of operations) and the recovery of certain costs and natural resource damages, and may require that corrective actions and enhanced compliance measures be implemented.
Item 103 of Regulation
S-K
promulgated by the SEC requires disclosure of certain environmental matters when a governmental authority is a party to the proceeding and such proceeding involves potential monetary sanctions, unless the Company reasonably believes that the matter will result in no monetary sanctions, or in monetary sanctions, exclusive of interest and costs, of less than $300,000. The following matter is disclosed in accordance with that requirement. On July 8, 2021, the National Green Tribunal Principal Bench, New Delhi, issued an order against Teva’s subsidiary in India, Teva API India Private Limited, finding non-compliance
with environmental laws and assessing a penalty of $1.4 million. Teva filed an appeal before the Hon’ble Supreme Court of India, disputing certain of the findings and the amount of the penalty. On August 5, 2021, the Supreme Court of India granted a stay of the judgment by the National Green Tribunal Principal Bench. On April 8, 2025, the Supreme Court of India accepted the appeal filed by Teva’s subsidiary and a hearing will be scheduled in due course. The Company does not believe that the eventual outcome of such matter will have a material effect on its business and results of operations.
Gain Contingencies
From time to time, Teva may directly or indirectly pursue claims against certain parties, including but not limited to patent infringement lawsuits against other pharmaceutical companies to protect its patent rights, as well as derivative actions brought on behalf of Teva. Teva recognizes gain contingencies from such lawsuits when they are realized or when all related contingencies have been resolved. No gain has been recognized regarding any matter disclosed below, unless mentioned otherwise.

In

October 2017, Teva filed a lawsuit in the U.S. District Court for the District of Massachusetts alleging that Eli Lilly & Co.’s (“Lilly”) marketing and sale of its galcanezumab product for the treatment of migraine infringes on nine Teva patents, including three method of treatment patents and six composition of matter patents. Lilly then submitted inter partes review (“IPR”)

petitions to the Patent Trial and Appeal Board (“PTAB”), challenging the validity of the nine Teva patents. The PTAB issued decisions upholding the three method of treatment patents but finding the six composition of matter patents invalid, which decisions were affirmed by the Court of Appeals for the Federal Circuit on August 16, 2021. A jury trial regarding the three method of treatment patents resulted in a verdict in Teva’s favor on November 9, 2022. The jury’s verdict found that the three method of treatment patents were valid and infringed by Lilly and awarded Teva $
176.5
 million in damages. On September 26, 2023, the U.S. District Court for the District of Massachusetts issued a decision that reversed the jury’s verdict and damages award, finding Teva’s method of treatment patents to be invalid. Teva appealed and a hearing was held on September 5, 2025. A decision remains pending.
In March 2024, Teva filed a lawsuit in the U.S. District Court for the District of New Jersey alleging that Amarin Pharma, Inc., Amarin Pharmaceuticals Ireland Limited, and Amarin Corporation plc (collectively “Amarin”) engaged in a decade-long scheme to lock up the supply of icosapent ethyl to prevent and delay generic competition to its branded Vascepa
®
drug product. Teva’s lawsuit coincides with four other lawsuits brought by generic drug manufacturers and purchasers of branded Vascepa
®
alleging the same or similar conduct by Amarin. Teva’s requested relief includes compensatory damages for lost sales and lost profits from generic icosapent ethyl drug sales that Teva could have made absent Amarin’s alleged interference. On May 24, 2024, Amarin filed a motion in the U.S. District Court for the District of Nevada, seeking to enforce the terms of an earlier Teva-Amarin agreement to settle patent litigation regarding Vascepa
®
, which Amarin asserts precludes Teva from filing the present antitrust action. Teva opposed this motion on June 7, 2024, and on December 4, 2024, the Nevada court denied Amarin’s motion. On March 25, 2025, Amarin filed a
“pre-motion
letter” with the U.S. District Court of the District of New Jersey, where the case is pending, asking for permission to file a motion for judgment on the pleadings on the same grounds as its motion in Nevada. On October 8, 2025, the Court granted Amarin’s request to file its motion. Amarin served its motion on October 29, 2025. Briefing on Amarin’s motion is complete and a decision remains pending. As the lawsuit is still in its initial stages, it is not possible to predict its outcome and there is no guarantee that Teva will be granted its requested relief.
In June 2024, Teva filed a lawsuit in the U.S. District Court for the Northern District of California alleging that Corcept Therapeutics, Inc. (“Corcept”) and Optime Care Inc. (“Optime”) engaged in a multifaceted, years-long scheme to stifle generic competition to Corcept’s branded Korlym
®
(mifepristone) drug product, which is indicated to treat endogenous Cushing’s syndrome. Teva alleges that Corcept and Optime have suppressed competition by abusing the patent and judicial systems, entering a long-term, blanket exclusive-dealing agreement that has locked up a key pharmaceutical distribution channel, and making illicit payments to physicians as compensation for prescribing Korlym
®
. Teva’s requested relief includes compensatory damages for lost sales and lost profits from generic mifepristone drug sales that Teva could have made absent Corcept and Optime’s alleged interference, as well as injunctive relief to remove the unlawful barriers to generic competition created by Corcept and Optime. Teva filed an amended complaint in September 2024. Defendants filed a joint motion to dismiss in October 2024, which the court denied in substantial part on September 12, 2025. On September 26, 2025, Teva filed an amended complaint amending certain claims that were dismissed. On October 31, 2025, Corcept and Optime filed a motion to dismiss certain claims in Teva’s second amended complaint. Briefing on that motion is now complete and a decision remains pending. On January 14, 2026, Teva filed a motion for leave to serve a supplemental pleading, to add a new claim for unlawful exclusive dealing against Corcept and another specialty pharmacy, Curant Health LLC. Discovery is ongoing. As the lawsuit is still in its initial stages, it is not possible to predict its outcome and there is no guarantee that Teva will be granted its requested relief.
Motions to approve derivative actions seeking monetary damages against certain past and present directors and officers have been filed in Israeli Courts alleging negligence and recklessness, as well as motions for document disclosure prior to initiating derivative actions. These motions were filed with respect to several U.S. and EU settlement agreements, allegations related to the DOJ PAP Complaint, and with respect to the European Commission’s proceedings relating to COPAXONE.